SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07358

Duff & Phelps Utility and Corporate Bond Trust Inc.

(Exact name of registrant as specified in charter)

55 East Monroe Street, Suite 3600, Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Alan M. Meder	John R. Sagan
Duff & Phelps Utility and Corporate Bond Trust Inc.	Mayer, Brown, Rowe & Maw LLP
55 East Monroe Street, Suite 3600	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 541-5555

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1 – Schedule of Investments – [ INSERT SCHEDULE ]

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

March 31, 2006

(Unaudited)

Principal Amount (000)		Ratings
	Description	Moody’s	Standard & Poor’s	Value
	LONG-TERM INVESTMENTS - 139.5%
	U.S. Government and Agency Obligations (a) - 14.1%
	Federal National Mortgage Association,
$474	8.00%, 10/01/30	Aaa	AAA	$505,854
1,494	7.00%, 12/01/31	Aaa	AAA	1,540,500
	Government National Mortgage Association
	Pass-Through Certificates,
32	7.00%, 3/15/26	Aaa	AAA	33,308
249	7.50%, 5/15/26	Aaa	AAA	262,385
153	8.00%, 11/15/30	Aaa	AAA	163,360
104	8.00%, 2/15/31	Aaa	AAA	111,514
	U.S. Treasury Bonds,
40,000	10.375%, 11/15/12	Aaa	AAA	43,398,440

	Total U.S. Government and Agency Obligations (cost $48,741,570)			46,015,361

	Corporate Bonds - 120.6%
	Auto & Truck - 5.0%
	DaimlerChrysler NA Holdings,
10,000	7.20%, 9/01/09	A3	BBB	10,449,580
	Ford Motor Company,
7,250	9.215%, 9/15/21	Ba3	BB-	5,836,250

				16,285,830

	Financial - 31.4%
	Boeing Capital Corp.,
5,000	6.50%, 2/15/12	A2	A	5,268,550
	Countrywide Capital I,
7,000	8.00%, 12/15/26	Baa1	BBB+	7,099,778
	EOP Operating Limited Partnership
5,000	8.10%, 8/01/10	Baa2	BBB	5,435,030
	ERP Operating Limited Partnership
5,000	6.625%, 3/15/12	Baa1	A-	5,265,470
	John Deere Capital Corp.,
5,000	5.125%, 10/19/06	A3	A-	4,999,810
	General Electric Capital Corporation,
6,065	8.625%, 6/15/08	Aaa	AAA	6,477,590
	Great Western Financial Trust II,
10,000	8.206%, 2/01/27	Baa1	BBB	10,582,210
	Household Finance Corp.,
16,000	8.00%, 7/15/10	Aa3	A	17,474,240
	KeyCorp Institution Capital B,
10,000	8.25%, 12/15/26	A3	BBB	10,555,570
	Merrill Lynch & Co.,
5,000	6.50%, 7/15/18	Aa3	A+	5,319,520
5,000	6.875%, 11/15/18	Aa3	A+	5,511,895
	NationsBank Capital Trust IV,
10,000	8.25%, 4/15/27	Aa3	A	10,627,720
	Verizon Global Funding Corp.,
7,500	7.375%, 9/01/12	A3	A	8,133,540

				102,750,923

	Industrial - 26.1%
	Archer-Daniels-Midland Company,
5,000	8.125%, 6/01/12	A2	A	5,669,530
	International Paper Co.,
5,000	3.80%, 4/01/08	Baa3	BBB	4,836,030

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

March 31, 2006

(Unaudited)

Principal Amount (000)		Ratings
	Description	Moody’s	Standard & Poor’s	Value
	Industrial (Continued)
	Occidental Petroleum Corporation,
$5,000	9.25%, 8/01/19	A3	A-	$6,569,920
	Sun Company, Inc.,
5,000	9.00%, 11/01/24	Baa2	BBB	6,547,725
	Tele-Communications, Inc.,
5,275	10.125%, 4/15/22	Baa2	BBB+	6,930,611
3,200	9.875%, 6/15/22	Baa2	WR	4,162,083
	Time Warner Entertainment Company, L.P.,
5,000	8.875%, 10/01/12	Baa2	BBB+	5,709,350
	Time Warner, Inc.,
5,000	9.15%, 2/01/23	Baa1	BBB+	6,025,815
	Trans-Canada Pipelines Limited,
10,000	9.875%, 1/01/21	A2	A-	13,794,350
	USX Corporation,
10,000	9.125%, 1/15/13	Baa1	BBB+	11,915,090
	Weyerhaeuser Co.,
12,500	6.75%, 3/15/12	Baa2	BBB	13,028,575

				85,189,079

	Retail - 1.6%
	Wal-Mart Stores, Inc.,
5,000	6.875%, 8/10/09	Aa2	AA	5,246,125

	Telephone - 16.4%
	Bell Canada, Inc.,
10,000	9.50%, 10/15/10	A3	A-	11,495,340
	Deutsche Telekom International Finance,
12,000	8.00%, 6/15/10	A3	A-	13,080,108
	France Telecom SA
5,000	7.75%, 3/01/11	A3	A-	5,466,150
	Koninklijke (Royal) KPN NV,
5,000	8.00%, 10/01/10	Baa2	BBB+	5,371,965
	New York Telephone Co.,
5,000	8.625%, 11/15/10	Baa3	A	5,466,560
	Sprint Corp.,
10,125	9.25%, 4/15/22	Baa2	A-	12,792,674

				53,672,797

	Utilities - Electric - 40.1%
	Alabama Power Co.,
2,750	7.125%, 10/01/07	A2	A	2,820,095
	CalEnergy Company, Inc.,
10,000	8.48%, 9/15/28	Baa1	BBB+	12,393,690
	ComEd Financing II,
17,438	8.50%, 1/15/27	Baa3	BBB-	17,992,860
	Dominion Resources, Inc.,
10,000	8.125%, 6/15/10	Baa2	BBB	10,868,460
	Duke Energy Corporation,
10,000	7.375%, 3/01/10	A3	BBB	10,621,050

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

March 31, 2006

(Unaudited)

Principal Amount (000)		Ratings
	Description	Moody’s	Standard & Poor’s	Value
	Utilities - Electric (Continued)
	Hydro-Quebec,
$10,000	7.50%, 4/01/16	A1	A+	$11,548,830
	Illinois Power Co.,
8,485	7.50%, 6/15/09	Baa2	BBB+	8,949,588
	KeySpan Gas East Corporation,
10,088	7.875%, 2/01/10	A2	A+	10,902,283
	Progress Energy, Inc.,
5,000	7.10%, 3/01/11	Baa2	BBB-	5,308,475
	Sempra Energy,
10,000	7.95%, 3/01/10	Baa1	BBB+	10,809,380
	Southern California Edison Company,
5,512	7.625%, 1/15/10	Baa1	BBB	5,876,801
	South Carolina Electric & Gas Co.,
6,000	6.125%, 3/01/09	A1	A-	6,131,322
	Wisconsin Energy Corp.,
6,000	6.50%, 4/01/11	A3	BBB+	6,234,552
	Xcel Energy, Inc.,
10,131	7.00%, 12/01/10	Baa1	BBB-	10,686,827

				131,144,213

	Total Corporate Bonds (cost $391,125,391)			440,304,328

	Asset-Backed Securities - 4.8%
	California Infrastructure SCE 1997-1 A7
5,000	6.42%, 12/26/09	Aaa	AAA	5,076,788
	Detroit Edison Securitization Funding LLC 2001-1 A6
5,000	6.62%, 3/01/16	Aaa	AAA	5,379,750
	PSE&G Transition Funding 2001-1 A5
5,000	6.45%, 3/15/13	Aaa	AAA	5,222,896

	Total Asset-Backed (cost $17,012,500)			15,679,434

	Total Long-Term Investments (cost $456,879,461)			455,983,762

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

March 31, 2006

(Unaudited)

Principal Amount (000)		Ratings
	Description	Moody’s	Standard & Poor’s	Value
	SHORT-TERM INVESTMENTS - 0.5%
	U.S. Treasury Bills, (a)
$1,800	4.50%, 4/27/06	Aaa	AAA	$1,794,150
	Total Short-Term Investments (cost $1,794,150)			1,794,150

	Total Investments - 140.0% (cost $458,673,611)			457,777,912
	Liabilities, less cash and other assets - (40.0%)			(130,760,380)

	Net Assets - 100%			$327,017,532

WR - Without rating

(a)	AAA ratings on U.S. government and agency obligations are assumed because they are not rated.

Notes

Security Valuation: Fixed income securities are valued at the mean of bid and ask prices provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. Such bid and ask prices are determined taking into account securities prices, yields, maturities, call features, ratings, and institutional size trading in similar securities and developments related to specific securities. Any securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on an amortized cost basis, which approximates market value.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2006 was as follows:

Tax Basis of Investment	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$476,430,987	$7,500,555	$26,153,630	$18,653,075

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov)

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Duff & Phelps Utility and Corporate Bond Trust Inc

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder
Treasurer and Principal Financial Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date	May 19, 2006

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder
Treasurer and Principal Financial Officer

Date	May 19, 2006